Borrowings (Tables)	12 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Disclosure of Terms and Debt Repayment Schedule

Summary of facilities' terms
	Commenced	Tenor (years)	Matures	Secured	Security	Interest payment basis	Interest charge	Repayment term	Repaid
Existing
R2.5 billion revolving credit facility – sustainability linked	May 2022	Five years	May 2027	No	Unsecured	Variable	JIBAR (a) + 2.40%	On maturity	n/a
US$400 million facility – sustainability linked	May 2022	Five years	May 2027	No	Unsecured	Variable		On maturity	n/a
– US$100 million term facility							SOFR + 2.85%
– US$300 million revolving credit facility							SOFR + 2.70%
R1.5 billion facility (green term loan) (b)	May 2022	Six years, six months	November 2028	No	Unsecured	Variable	JIBAR (a) + 2.65%	Bi-annual (c)	n/a
US$1.25 billion bridge facility (d)	May 2025	One year, six months	December 2026	No	Unsecured	Variable		On maturity	n/a
– US$250 million term facility						First six months	SOFR + 2.00%
– US$1 billion term facility						Next six months	SOFR + 2.80%
						Last six months	SOFR + 4.00%

Extinguished
Senior syndicated facility (e)
– US$205 million term facility	February 2023	Five years	March 2028	No	Unsecured	Variable	SOFR + 2.5% to 3.0%	Quarterly	October 2025
– US$125 million revolving credit facility	February 2023	Five years	March 2028	No	Unsecured	Variable	SOFR + 2.5% to 3.0%	On maturity	October 2025

(a)On 3 December 2025, the South African Reserve Bank (SARB) announced the cessation of the JIBAR as of 31 December
2026. South Africa's financial market is moving away from the JIBAR benchmark to the South African Rand Overnight Index
Average (ZARONIA). As these facilities’ agreements makes provision for the use of replacement benchmarks for determining interest rates, the impact of the South African IBOR reform is expected to be immaterial.
(b)This facility can only be drawn down for qualifying projects.
(c)Initially ten equal bi-annual instalments starting from June 2024, with the final instalment on maturity. Due to the delay in the project process, and the resultant impact on the drawdowns, the lenders have agreed to amend the repayments to nine equal bi-annual instalments starting from November 2024. The period of the draw down has lapsed, therefore the balance of the facility is no longer available.
(d)On 26 June 2025, a bridge facility agreement between Harmony, Harmony Australia and a syndicate of lenders was concluded. The purpose of the agreement was to secure funding to finance the acquisition of MAC Copper and related costs
(refer to note 13 for further information). Under the agreement, a US$250 million facility (Facility A) and a US$1 billion facility
(Facility B) were made available to Harmony Australia and Harmony, respectively. The tenure of the loan is 364 days with a six-month extension option. The period of the draw down has lapsed therefore, the balance of the facility is no longer available. The six-month extension option has been utilised.
Origination fees of R253 million were incurred for the facility. These fees are regarded as an integral part of the effective interest rate of the facility and are treated as transaction costs during the 2026 financial year.
(e)On 24 October 2025, Harmony took over the senior syndicated facility from MAC Copper. On 28 October 2025 the outstanding balance was fully repaid and the facility was extinguished. Refer to note 13.

Disclosure of Interest Bearing Borrowings

	SA Rand
Figures in million	2026	2025
Non-current borrowings
US$400 million facility – sustainability linked	—	1 770
Balance at beginning of year	1 770	1 785
Drawn down	3 309	—
Issue cost	(14)	—
Amortisation of issue costs	19	29
Translation	(167)	(44)
Transferred to current liabilities	(4 917)	—
R1.5 billion facility – green loan	—	124
Balance at beginning of year	124	—
Drawn down	—	226
Repayments	(176)	(50)
Amortisation of issue costs	2	1
Reclassification from prepayments (Trade and other receivables)	—	(3)
Transferred to current liabilities	50	(50)
Translation
Total non-current borrowings	—	1 894

Current borrowings
US$400 million facility – sustainability linked	4 965	7
Balance at beginning of year	7	9
Interest accrued	207	138
Interest paid	(165)	(138)
Translation	(1)	(2)
Transferred from non-current liabilities	4 917	—
R1.5 billion facility – green loan	—	52
Balance at beginning of year	52	—
Interest accrued	14	12
Interest paid	(16)	(10)
Transferred from non-current liabilities	(50)	50
Senior syndicate facility	—	—
Balance at beginning of year	—	—
Acquired	3 858	—
Repayments	(3 809)	—
Interest accrued	2	—
Interest paid	(24)	—
Translation	(27)	—

30	Borrowings continued
	Interest-bearing borrowings continued
		SA Rand
	Figures in million	2026	2025
	Current borrowings continued
	US$1.25 billion facility – bridge facility	4 511	—
	Balance at beginning of year	—	—
	Drawn down	15 221	—
	Issue costs	(253)	—
	Repayments	(10 008)	—
	Amortisation of issue costs	253	—
	Interest accrued	458	—
	Interest paid	(455)	—
	Translation	(705)	—

	Total current borrowings	9 476	59
	Total interest-bearing borrowings	9 476	1 953

	SA Rand
Figures in million	2026	2025
The maturity of borrowings is as follows:
Current	9 476	59
Between one to two years	—	1 820
Between two to three years	—	50
Between three to four years	—	24
Total	9 476	1 953

SA Rand
Figures in million	2026	2025
Undrawn committed borrowing facilities:
Expiring within one year (a)	4 139	22 181
Expiring after one year (b)	20 870	7 824
Total	25 009	30 005
(a) The amount for 2026 relates to the R2.5 billion sustainability linked revolving credit facility and US$100 million of the
US$300 million revolving credit facility. The amount for 2025 related to the US$1.25 billion bridge facility.
(b) The amount for 2026 relates to the new syndicated multi-tranche, multi-currency loan facilities. The amount for 2025 related to the R2.5 billion sustainability linked revolving credit facility and the US$300 million revolving credit facility.

Disclosure of Effective Interest Rates

	Percent (%)
	2026	2025
Effective interest rates
US$400 million – sustainability linked
– US$100 million term facility	6.7	7.5
– US$300 million revolving credit facility	6.3	—
R1.5 billion facility – green loan	9.6	10.3
US$1.25 billion facility – bridge facility
– US$250 million term facility	6.6	—
– US$1 billion term facility	6.5	—

Sustainability-linked Key Performance Indicators	The US$ and Rand RCFs as well as the A$ facilities are linked to certain sustainability-linked key performance indicators (ESG
KPIs), which will be measured annually for the next three financial years and will result in changes to interest rate margins. The adjustments to interest rate margins for each financial year's ESG performance would impact the following financial year. The respective ESG KPIs are as follows:

KPI	Unit of Measurement	Scope	Sustainability performance targets
			FY27	FY28	FY29
Renewable energy	Cumulative installed renewable electricity capacity (MW).	All operations	130	330	665
Water consumption	Cumulative % reduction in potable water consumption.	All operations (excluding Eva Copper Project)	8%	10%	12%
Mine community development spend	Additional % annual expenditure on committed mine community development initiatives.	SA operations	10%	10%	10%
Depending on Harmony's performance in relation to these ESG KPIs, the potential change in interest rate margin is as follows:

Benefit/penalty for each financial year (basis points)	FY27	FY28	FY29
KPI
Renewable energy	2	2	2
Water consumption	2	2	2
Mine community development spend	1	1	1
Origination fees of R230 million were incurred for the facilities. These fees are regarded as an integral part of the effective interest rate of the facilities. Since no drawdowns on the facilities have taken place as at 30 June 2026, though still being regarded as probable in the future, these origination fees have been deferred and will be treated as a transaction cost when a draw-down of the facilities takes place.